2005 Market Street Suite 2600 Philadelphia, PA 19103 T: (215) 564 8000

J. Stephen Feinour, Jr.
Partner
jfeinourjr@stradley.com
T: 215.564.8521

May 4, 2026

Via EDGAR Transmission
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attn:  Filing Desk

Re:	Grayscale Funds Trust (the “Trust”)
File Nos. 811-23876; 333-271770
Rule 497(j) Filing

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, the Trust certifies that the forms of Prospectuses and Statements of Additional Information for the Grayscale Artificial Intelligence Infrastructure ETF, Grayscale Bitcoin Adopters ETF,  Grayscale Bitcoin Covered Call ETF, Grayscale Bitcoin Miners ETF, Grayscale Bitcoin Premium Income ETF, Grayscale Ethereum Covered Call ETF and Grayscale Ethereum Premium Income ETF that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 89 to the Trust’s registration statement on Form N-1A, which was filed with the Securities and Exchange Commission on April 30, 2026.

Please direct any comments to the undersigned at the above-referenced telephone number, or, in my absence, Shawn Hendricks at (215) 564-8778.

Very truly yours,

/s/ J. Stephen Feinour Jr.
J. Stephen Feinour Jr.